History And Reorganization of The Group - Summary of The Major Consolidated Structured Entities Other Than Consolidated Affiliated Entities Of The Group (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Trust A [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	¥ 4,020,000
Remaining unpaid principal of structured entities	4,020,000
Trust B [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	2,490,000
Remaining unpaid principal of structured entities	2,490,000
Trust C [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	2,430,000
Remaining unpaid principal of structured entities	2,430,000
Trust D [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,960,000
Remaining unpaid principal of structured entities	1,960,000
Trust E [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,600,000
Remaining unpaid principal of structured entities	1,600,000
Trust F [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,501,000
Remaining unpaid principal of structured entities	1,501,000
Trust G [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,110,000
Remaining unpaid principal of structured entities	1,110,000
Trust H [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	18,000
Remaining unpaid principal of structured entities	1,105,645
Trust I [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,100,000
Remaining unpaid principal of structured entities	1,100,000
Trust J [Member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	18,000
Remaining unpaid principal of structured entities	¥ 1,049,772